LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Leases

	Years Ended December 31,
	2025	2024	2023
Operating lease cost	$235	$232	$217
Variable lease cost	5	7	4
Short-term lease cost	7	2	13
Finance lease cost
Amortization of right-of-use assets	51	74	54
Interest on lease liability	3	5	3
Total finance lease cost	54	79	57
Total lease cost	$301	$320	$291
Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$236	$227	$217
Operating cash flows for finance leases	4	5	3
Financing cash flows for finance leases	52	73	54
Right-of-use assets obtained in exchange for lease obligations
Operating leases	$241	$211	$295
Finance leases	20	79	40

Schedule Of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

	December 31,
	2025	2024
Operating leases
Other assets[1]	$876	$936
Accrued liabilities	$174	$176
Other liabilities	809	863
Total operating lease liabilities[2]	$983	$1,039
Finance leases
Property, plant and equipment	$171	$196
Accumulated depreciation	(110)	(107)
Property, plant and equipment—net	$61	$89
Current maturities of long-term debt	$37	$47
Long-term debt	27	46
Total finance lease liabilities	$64	$93
Weighted average remaining lease term
Operating leases	8 years	9 years
Finance leases	2 years	2 years
Weighted average discount rate
Operating leases	4.3%	3.4%
Finance leases	4.5%	4.2%

1
As of December 31, 2025 2024, Other assets excludes $88 million and $16 million, respectively, of right-of-use assets related to operating leases that are included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

2
As of December 31, 2025, Total operating lease liabilities excludes $13 million and $81 million of Accrued liabilities and Other liabilities, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. As of December 31, 2024, Total operating lease liabilities excludes $5 million and $11 million of Accrued liabilities and Other liabilities, respectively, that are included in Liabilities held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

Schedule Of Maturities of Lease Liabilities
As of December 31, 2025, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2026	$224	$39
2027	202	20
2028	178	6
2029	142	2
2030	106	—
Thereafter	411	—
Total lease payments	1,263	67
Less: Interest	186	3
Less: Lease liabilities held for sale	94	—
Total maturities of lease liabilities	$983	$64

Schedule Of Finance Lease, Liability, Maturity
As of December 31, 2025, maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2026	$224	$39
2027	202	20
2028	178	6
2029	142	2
2030	106	—
Thereafter	411	—
Total lease payments	1,263	67
Less: Interest	186	3
Less: Lease liabilities held for sale	94	—
Total maturities of lease liabilities	$983	$64